RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The compensation expense for key management for employee services was included in employee salaries and benefits as follows:

	Years ended December 31
(In millions of dollars)	2017	2016

Salaries and other short-term employee benefits	10	12
Post-employment benefits	3	5
Stock-based compensation [1]	19	30

Total compensation	32	47

[1]	Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.
We carried out the following business transactions with our associates and joint arrangements. Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2017	2016

Revenue	74	50
Purchases	198	189
Below is a summary of related party activity for the business transactions described above.

(In millions of dollars)	Years ended December 31		Outstanding balance as at December 31
	2017	2016	2017	2016

Printing and legal services	17	27	—	3

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2017	2016

Accounts receivable	80	70
Accounts payable and accrued liabilities	26	32